Risk and capital management (Tables)	12 Months Ended
Dec. 31, 2020
Risk and capital management
Schedule of division of responsibility for risk, liquidity and capital management
Schedule of detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite	Proportion of Economic capital

Credit risk Credit risk is the risk of losses due to the failure of a credit (or an arrangement similar to that of a credit) to be fulfilled. Credit risk is divided into issuer risk, counterparty risk, concentration risk, settlement risk and country risk (including transfer risk).

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the Company’s mission are accepted, but the Company continuously works towards reducing the risk of concentration where this is possible.

		SEK’s lending portfolio is of a high credit quality. The Company’s mission naturally entails certain concentration risks, such as geographical concentration risk in Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.	Moderate (SEK’s risk appetite for credit risk is higher than other risks.)	58.4%
Liquidity risk Liquidity and refinancing risk is the risk, within a defined period of time, of the company not being able to refinance its existing assets or being unable to meet the need for increased liquidity. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments. Liquidity risk encompasses refinancing risk and market liquidity risk.	SEK must have diversified funding to ensure that funding is available through maturity for all credit commitments — credits outstanding as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.	SEK has secured funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.	Low	-
Market risk Market risk is the risk of loss or change in future net income resulting from, for example, changes in interest rates, exchange rates, commodity prices or share prices. Market risk includes price risk in connection with sales of assets or the closing of exposures.	SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.	SEK’s business model leads to exposure mainly to spreads, interest-rate risk and currency risk. SEK’s largest net exposures are to changes in spreads, mainly to credit spreads associated with assets and liabilities and to cross-currency basis spreads.	Low	10.9%
Operational risk Operational risk is the risk of losses resulting from inappropriate, inadequate or faulty internal processes or procedures, systems, human error, or from external events. Operational risk includes legal, IT and information security risk.	SEK manages operational risk on an ongoing basis, mainly through efficient internal control procedures, performing risk analysis before changes, a focus on continuous improvements and business continuity management. Costs to reduce risk exposures must be in proportion to the effect that such measures have.	Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within each function. Overall operational risk is low as a result of effective internal control measures and a focus on continuous improvement.	Low	1.9%
Compliance risk Compliance risk is the risk of failure to meet obligations pursuant on the one hand to legislation, ordinances and other regulations, and on the other hand to internal rules. Compliance risk includes the risk of money laundering and financing of terrorism.	SEK works continuously to develop tools and knowledge to help identify the company’s compliance risks. The company analyses and monitors compliance risks with the intention of continuously reducing the risk of non-compliance with regulations pertaining to operations requiring permits.	SEK’s operations lead to exposure to the risk of failing to comply with current regulatory requirements and ordinances in markets in which the company operates.	Low	-
Business and strategic risk Strategic risk is the risk of lower revenue because strategic initiatives fail to achieve the pursued results, inefficient organizational changes, improper implementation of decisions, unwanted effects from outsourcing, or the lack of adequate response to changes in the regulatory and business environment. Strategic risk focuses on large-scale and structural risk factors. Business risk is the risk of an unexpected decline in revenue resulting from, for example, changes to competitive conditions with a decrease in volumes and/or falling margins.	SEK’s executive management is responsible for identifying and managing strategic risks and monitoring the external business environment and developments in the markets in which SEK conducts operations and for proposing the strategic direction to the Board. A risk analysis in the form of a self-assessment concerning strategic risk is to be conducted each year.	SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.	Low to moderate	-
Sustainability risk Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively with respect to business ethics, corruption, climate and the environment, human rights and labor conditions. Human rights includes the child rights perspective; labor conditions encompasses gender equality and diversity; and ethics includes tax transparency.	Sustainability risks are managed according to a risk-based approach. In cases of heightened sustainability risk, a detailed sustainability review is performed and measures could be required in order to mitigate environmental and social risks. Requirements are based on national and international regulations and guidelines within the areas of environment and climate, anti-corruption, human rights including labor conditions and business ethics including tax.	SEK is indirectly exposed to sustainability risks in connection to its lending activities. High sustainability risks could occur in financing of large projects or businesses in countries with high risk of corruption or human rights violations.	Low to moderate	-